Significant Accounting Policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CD1 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	6,000,000
CD2 [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	15,000,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	6,445,152	8,970,636
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	147,219,360	145,061,976
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	2,070,258	4,301,150
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	14,026,493	7,044,527
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years